Equity (Detail)		3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2022 $ / shares shares	Mar. 31, 2021 shares	Sep. 30, 2021 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Exchange ratio						1
Common units outstanding (in shares)	124,453,301					124,453,301
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares issued (in shares)	67,681,856			65,013,569	65,013,569	67,681,856	65,013,569
Common stock, shares outstanding (in shares)	63,423,356			60,755,069	60,755,069	63,423,356	60,755,069
Common stock shares outstanding unvested portion (in shares)	4,258,500					4,258,500
Stocks delivered					3,749,057	1,373,080	3,391,635
Stock repurchased and retired during period, shares (in shares)		0	1,788,447			2,046,062
Common stock, par value (in USD per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares issued (in shares)	14			15	15	14	15
Common stock, shares outstanding (in shares)	14			15	15	14	15
Stock issued during period, new issues (in shares)	14
Common stock, par value (in USD per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class B Common Stock | Common Stock
Class of Stock [Line Items]
Stock repurchased and retired during period, shares (in shares)						1
Capital Unit, Class A
Class of Stock [Line Items]
Common stock, shares issued (in shares)	67,681,856					67,681,856
Conversion of stock, shares converted (in shares)				1,795,197		491,509
Common units outstanding (in shares)	187,876,657					187,876,657
Capital Unit, Class A | Noncontrolling Interest
Class of Stock [Line Items]
Common units outstanding (in shares)	63,423,356					63,423,356